General New York

Municipal Money

Market Fund

SEMIANNUAL REPORT May 31, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            14   Financial Highlights

                            16   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               General New York

                                                    Municipal Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Money Market Fund, covering the six-month period from December 1, 2000 through May 31, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Scott Sprauer.

While the past six months have been difficult for the U.S. economy, we have recently seen signs that improvement may be in sight. The Federal Reserve Board' s aggressive easing of monetary policy produced a 2.5 percentage-point drop in short-term interest rates, a move designed to stimulate economic growth by reducing borrowing costs for corporations and consumers. Passage of a $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current economic slowdown should give way to renewed economic growth later this year.

The implications of this economic scenario may be positive for the tax-exempt money markets, which may produce higher yields if the economy gains momentum. Even in the recent low interest-rate environment, money markets served investors well by effectively sheltering assets from the volatility that roiled the stock and high yield bond markets when economic conditions deteriorated earlier this year.

Of course, our economic perspectives may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment. For additional market perspectives, point your web browser to www.dreyfus.com and go to the Market Commentary section.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2001

2

DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did General New York Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2001, the fund's Class A shares produced a 2.95% annualized yield and Class B shares produced a 2.58% annualized yield. Taking into account the effects of compounding, the fund's Class A and Class B shares produced annualized effective yields of 2.99% and 2.61%, respectively,
during    the    same    period.(1)

We attribute the fund's performance primarily to our strategy of capturing relatively high yields for as long as we deemed practical while interest rates declined.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

In so doing, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high quality, tax-exempt money market instruments from New York issuers. Second, we actively manage the portfolio's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the portfolio's average maturity. If we anticipate a limited new-issue supply, we may then look to extend the portfolio's average

                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

maturity to maintain current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends along with future supply-and-demand considerations.

What other factors influenced the fund's performance?

Falling interest rates in a weakening economy represented the primary driver of the fund's performance during the reporting period. Economic weakness was particularly severe in the manufacturing sector, where slower sales and abnormally high inventories of unsold goods led to workforce layoffs and lower stock prices. In an effort to stimulate economic growth, the Federal Reserve
Board reduced short-term interest rates by 2.5 percentage points in five separate moves. In this declining interest-rate environment, yields on tax-exempt money market instruments generally fell.

In anticipation of falling interest rates, we extended the fund's weighted average maturity -- a measure of sensitivity to changing interest rates -- in December 2000 and the first quarter of 2001. This strategy enabled the fund to capture prevailing yields for as long as we deemed practical while interest rates declined. In April and May 2001, we allowed the fund's weighted average maturity to shorten naturally as its holdings moved closer to their maturity dates.

From a security selection perspective, variable-rate demand notes (VRDNs) provided the most attractive risk-reward characteristics, in our opinion. At times, VRDNs -- on which yields are reset either daily or weekly -- offered higher yields than one-year fixed-rate notes. Accordingly, we increased the fund' s holdings of VRDNs throughout the period as other types of securities matured.

What is the fund's current strategy?

Over the near term, we expect the market to be influenced by changes in the balance between the supply of tax-exempt money market instruments from New York issuers and investor demand for those securities. As the economy deteriorated
during    the    period,    demand    for

4

tax-exempt money market instruments intensified from individuals seeking an alternative to a highly volatile stock market. At the same time, New York municipalities came to the market with only slightly more short-term debt than during the same period one year earlier.

We expect demand for New York money market instruments to surge in June and July as a substantial number of securities mature and others pay dividends. If, as we expect, investors attempt to reinvest this money, we believe that tax-exempt money market yields are likely to decline temporarily while demand outpaces supply. We have continued to maintain the fund's relatively long-weighted average maturity to maintain competitive yields while this occurs. Of course, portfolio composition and markets can change at any time.

June 15, 2001

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE YIELD PROVIDED FOR THE FUND'S CLASS B SHARES REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B YIELD WOULD HAVE BEEN LOWER.

                                                             The Fund  5

STATEMENT OF INVESTMENTS

May 31, 2001 (Unaudited)

STATEMENT OF INVESTMENTS



                                                                                               Principal
TAX EXEMPT INVESTMENTS--99.2%                                                                 Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Broome County, GO Notes, BAN 3.40%, 4/1/2002                                                 14,300,000               14,347,806

Byram Hills Central School District, GO Notes, BAN

   3.50%, 12/20/2001                                                                         17,000,000               17,049,475

Clinton Central School District, GO Notes, BAN

   4.625%, 11/16/2001                                                                         5,000,000                5,005,385

Colonie Industrial Development Agency, IDR, VRDN

   (Altx Inc. Project) 3.27% (LOC; Key Bank)                                                  2,950,000  (a)           2,950,000

Corning City School District, GO Notes

   3.80%, 6/15/2001 (Insured; FSA)                                                              350,000                  349,940

Dutchess County Industrial Development Agency, Civic

  Facility Revenue, VRDN (Marist College Civic Facility)

   2.75% (LOC; Key Bank)                                                                      7,000,000  (a)           7,000,000

Erie County Water Authority, Water Revenue, VRDN

  2.60%, (Insured; AMBAC and Liquidity Facility;

   National Australia Bank)                                                                   9,000,000  (a)           9,000,000

Holland Patent Central School District, GO Notes

   3.875%, 6/15/2001 (Insured; FSA)                                                             575,000                  574,918

Honeoye Central School District, GO Notes, BAN

   4.75%, 6/15/2001                                                                           4,315,000                4,315,468

Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Co. Facility) 3.05%

   (LOC; Fleet Bank)                                                                          1,000,000  (a)           1,000,000

Ithaca City, GO Notes, BAN 3.60%, 1/18/2002                                                   5,870,171                5,889,989

Lancaster Town Industrial Development Agency, Civic

  Facility Revenue, VRDN (Greenfield Manor Project)

   2.80%, (LOC; Manufacturer and Traders Bank)                                                3,300,000  (a)           3,300,000

Metropolitan Transportation Authority, Transit Facilities

  Revenue, CP:

      3.75%, 7/12/2001 (LOC; ABN-AMRO Bank)                                                  12,000,000               12,000,000

      4.30%, 8/8/2001 (LOC; ABN-AMRO Bank)                                                   11,800,000               11,800,000

Middle Country Central School District, GO Notes, BAN

   4.75%,10/12/2001                                                                           2,800,000                2,803,510

Monroe County, GO Notes, BAN 4.50%, 7/20/2001                                                 8,000,000                8,001,507

Monroe County Industrial Development Agency, Civic Facility

  Revenue, VRDN (Heritage Christian Home Project)

   3.11% (LOC; Key Bank)                                                                      5,155,000  (a)           5,155,000

Nassau County Interim Finance Authority, BAN

   5%, 9/28/2001                                                                              5,500,000                5,515,614

New Rochelle City School District, GO Notes, BAN

   3.75%, 12/21/2001                                                                          4,000,000                4,010,200

6

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

New York City, GO Notes, VRDN:

   2.70% (Insured; FGIC and Liquidity Facility; FGIC)                                        15,600,000  (a)          15,600,000

   2.95% (Insured; MBIA and LOC; Credit Agricole-Indosuez)                                    5,700,000  (a)           5,700,000

   2.95% (LOC; Kredietbank))                                                                  2,200,000  (a)           2,200,000

   2.95% (LOC; Morgan Guaranty Trust Co.)                                                     5,000,000  (a)           5,000,000

New York City Housing Development Corporation, VRDN:

  Multi-Family Rental Housing Revenue:

      (Columbus Green) 2.75%                                                                  9,975,000  (a)           9,975,000

      (Montery) 2.75% (LOC; FNMA)                                                            10,000,000  (a)          10,000,000

   MFHR (West 54th Street Development Project)

      2.80% (LOC; Key Bank)                                                                  23,300,000  (a)          23,300,000

New York City Industrial Development Agency, VRDN:

  Civic Facility Revenue (Brooklyn United Methodist Project)

      2.75% (LOC; The Bank of New York)                                                       3,000,000  (a)           3,000,000

   IDR (Allway Tools Inc., Additional Project)

      3% (LOC; Citibank)                                                                      2,400,000  (a)           2,400,000

   Special Facility Revenue (Korean Air Lines Co.)

      2.85% (LOC; Citibank)                                                                   6,100,000  (a)           6,100,000

New York City Municipal Water Finance Authority

  Water and Sewer Systems Revenue, VRDN

   2.95% (Insured; FGIC and Liquidity Facility; FGIC)                                        11,000,000  (a)          11,000,000

New York City Transitional Finance Authority

  Revenue, VRDN:

      2.75% (LOC; Bank of Nova Scotia)                                                       20,000,000  (a)          20,000,000

      3% (LOC; Lehman Liquidity Corp.)                                                       25,000,000  (a)          25,000,000

New York City Trust Cultural Resources

  Recreational Revenue, VRDN

  (American Museum of Natural History) 2.60%

   (Insured; MBIA and Liquidity Facility; Credit Suisse)                                      2,915,000  (a)           2,915,000

New York State Dorm Authority, Revenues, VRDN:

   (Glen Eddy Inc.) 2.80% (LOC; Fleet Bank)                                                   5,000,000  (a)           5,000,000

   (Miriam Osborn Memorial Home)

      2.80% (LOC; Manufacturers and Traders Bank)                                             9,840,000  (a)           9,840,000

New York State Energy Research and Development Authority

  PCR:

    (New York State Electric and Gas):

         3.15% (LOC; Morgan Guaranty Trust Co.)                                               4,500,000                4,500,000

         4.85% (LOC; Fleet Bank)                                                             11,700,000               11,700,000

      VRDN (Niagara Mohawk Power Corp):

         2.95% (LOC; Bank One Corp.)                                                          2,500,000  (a)           2,500,000

         3.30% (LOC; Morgan Guaranty Trust Co.)                                              24,900,000  (a)          24,900,000

                                                                                                     The Fund  7

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York State Housing Finance Agency:

  Housing Revenue, VRDN:

      2.75% (LOC; FNMA)                                                                      10,000,000  (a)          10,000,000

      (Normandie Court I Project)

         2.75% (LOC; Landesbank Hessen)                                                       7,800,000  (a)           7,800,000

   Service Contract Obligation Revenue

      7.30%, 9/15/2001                                                                        4,700,000  (b)           4,832,552

New York State Local Government Assistance Corporation

  Sales Tax Revenue, VRDN 2.70%

  (LOC: Bayerische Landesbank and

   Westdeutsche Landesbank)                                                                   9,300,000  (a)           9,300,000

New York State Medical Care Facilities Finance Agency

  Revenues, Pooled Equipment Loan Program, VRDN:

      2.70% (LOC; Chase Manhattan Bank)                                                       2,255,000  (a)           2,255,000

      2.85% (LOC; Chase Manhattan Bank)                                                       1,100,000  (a)           1,100,000

Niagara County Industrial Development Agency, SWDR, VRDN

  (American Refunding Fuel Co.)

   2.75% (LOC; Chase Manhattan Bank)                                                         27,000,000  (a)          27,000,000

Oneida County Industrial Development Agency, IDR, VRDN

   (CMB Oriskany) 2.95% (LOC; The Bank of New York)                                           2,800,000  (a)           2,800,000

Oneida County Public Improvements, GO Notes

   4.25%, 4/15/2002 (Insured; AMBAC)                                                          1,124,750                1,135,371

Onondaga County Industrial Development Agency, IDR, VRDN

  (Edgecomb Metals Co. Project)

   3% (LOC; Wells Fargo Bank)                                                                 2,000,000  (a)           2,000,000

Pearl River Union Free School District, GO Notes

   BAN 4.75%, 8/31/2001                                                                       2,800,000                2,802,806

The Port Authority of New York and New Jersey

  Special Obligation Revenue

  Versatile Structure Obligation, VRDN

   3.10%, (LOC; Landesbank Hessen)                                                            3,350,000  (a)           3,350,000

Poughkeepsie Industrial Development Agency

  Senior Living Facility Revenue, VRDN

  (Manor at Woodside Project)

   2.85% (LOC; The Bank of New York)                                                          5,000,000  (a)           5,000,000

Sullivan County, GO Notes, BAN 4.625%, 9/14/2001                                              4,000,000                4,003,579

Triborough Bridge and Tunnel Authority, Revenues, BAN

   5%, 1/17/2002                                                                              3,000,000                3,036,504

Warren and Washington Counties Industrial

  Development Agency, Civic Facility Revenue

  VRDN (Glen at Hiland Meadows Project)

   2.90%, (LOC; PNC Bank)                                                                     5,000,000  (a)           5,000,000

8

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

West Genesee Central School District

   GO Notes 3.875%, 6/15/2001 (Insured; FGIC)                                                   225,000                  224,968

Yonkers Industrial Development Agency,
   Consumer Union Facilities, Civic Facility

   Revenue, VRDN 2.75% (Insured; AMBAC and

   Liquidity Facility; Dexia-Credit Locale de France)                                         3,100,000  (a)           3,100,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $415,435,952)                                                             99.2%              415,439,592

CASH AND RECEIVABLES (NET)                                                                          .8%                3,502,801

NET ASSETS                                                                                       100.0%              418,942,393



                                                                                                     The Fund  9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC                  American Municipal Bond         IDR                    Industrial Development Revenue
                           Assurance Corporation
                                                       LOC                    Letter of Credit
BAN                    Bond Anticipation Notes
                                                       MBIA                   Municipal Bond Investors
CP                     Commercial Paper                                           Assurance Insurance
                                                                                  Corporation
FGIC                   Financial Guaranty Insurance
                           Company                     MFHR                   Multi-Family Housing Revenue

FNMA                   Federal National Mortgage       PCR                    Pollution Control Revenue
                           Association
                                                       SWDR                   Solid Waste Disposal Revenue
FSA                    Financial Security Assurance
                                                       VRDN                   Variable Rate Demand Notes
GO                     General Obligation


Summary of Combined Ratings (Unaudited)



Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 83.1

AAA/AA (c)                       Aaa/Aa (c)                      AAA/AA (c)                                        4.6

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                    12.3

                                                                                                                 100.0



(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE-SUBJECT TO PERIODIC CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING DATE.

(C) NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.

(D) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

10

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

May 31, 2001 (Unaudited)

                                                             Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           415,435,952   415,439,592

Cash                                                                    777,419

Interest receivable                                                   2,967,766

Prepaid expenses                                                         29,958

                                                                    419,214,735
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           221,591

Accrued expenses                                                         50,751

                                                                        272,342
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      418,942,393
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     418,974,248

Accumulated net realized gain (loss) on investments                    (35,495)

Accumulated gross unrealized appreciation on investments                  3,640
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      418,942,393

NET ASSET VALUE PER SHARE

                                                         Class A        Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        378,820,040    40,122,353

Shares Outstanding                                    378,862,534    40,119,782
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00         1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      7,596,154

EXPENSES:

Management fee--Note 2(a)                                            1,066,373

Shareholder servicing costs--Note 2(c)                                 211,681

Distribution fees (Class B)--Note 2(b)                                  39,945

Custodian fees                                                          23,961

Prospectus and shareholders' reports                                    17,955

Professional fees                                                       17,032

Registration fees                                                       14,181

Trustees' fees and expenses--Note 2(d)                                   8,568

Miscellaneous                                                            4,285

TOTAL EXPENSES                                                       1,403,981

Less--reduction in shareholder servicing costs
   due to undertaking--Note 2(c)                                       (14,185)

NET EXPENSES                                                         1,389,796

INVESTMENT INCOME--NET                                               6,206,358
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1($):

Net realized gain (loss) on investments                                 22,676

Net unrealized appreciation (depreciation) on investments                2,253

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  24,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 6,231,287

SEE NOTES TO FINANCIAL STATEMENTS.

12


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2001          Year Ended
                                               (Unaudited)  November 30, 2000
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          6,206,358           14,642,937

Net realized gain (loss) on investments            22,676                --

Net unrealized appreciation (depreciation)
   on investments                                   2,253               1,387

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    6,231,287          14,644,324
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (5,693,049)         (12,421,980)

Class B shares                                  (513,309)          (2,220,957)

TOTAL DIVIDENDS                               (6,206,358)         (14,642,937)
-------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share)

Net proceeds from shares sold:

Class A shares                                496,282,853         836,516,622

Class B shares                                 38,053,579         258,357,225

Dividends reinvested:

Class A shares                                  5,498,023          11,977,017

Class B shares                                    513,196           2,169,435

Cost of shares redeemed:

Class A shares                              (504,641,402)        (844,952,423)

Class B shares                               (34,502,520)        (317,757,875)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            1,203,729          (53,689,999)

TOTAL INCREASE (DECREASE) IN NET ASSETS        1,228,658          (53,688,612)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           417,713,735          471,402,347

END OF PERIOD                                 418,942,393          417,713,735

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                         Six Months Ended
                                             May 31, 2001                                  Year Ended November 30,
                                                                    ----------------------------------------------------------------

CLASS A SHARES                                 (Unaudited)          2000         1999           1998          1997           1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):
Net asset value,
   beginning of period                                1.00          1.00         1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                 .015          .033         .024          .027           .029          .028

Distributions:

Dividends from investment
   income--net                                        (.015)        (.033)       (.024)        (.027)         (.029)        (.028)

Net asset value, end of period                        1.00          1.00         1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.97(a)       3.36         2.45          2.77           2.98          2.84
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .62(a)        .67          .68           .68            .66           .68

Ratio of net investment income
   to average net assets                              2.95(a)       3.31         2.42          2.74           2.94          2.80
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                     378,820       381,658      378,115      405,054        440,750       507,537

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

14

                                         Six Months Ended
                                             May 31, 2001                              Year Ended November 30,
                                                                    --------------------------------------------------------------

CLASS B SHARES                                 (Unaudited)          2000          1999          1998          1997         1996
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00        1.00

Investment Operations:

Investment income--net                                 .013          .030          .021          .024           .027        .025

Distributions:

Dividends from investment
   income--net                                        (.013)        (.030)        (.021)        (.024)         (.027)      (.025)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00        1.00
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      3.05(a)       3.05          2.12          2.47           2.68        2.55
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .98(a)        .98           .98           .98            .95         .95

Ratio of net investment income
   to average net assets                              2.57(a)       2.94          2.14          2.44           2.64        2.47

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                             .07(a)        .08           .10           .08            .08         .16
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      40,122         36,056       93,287        46,997         42,169      36,199

(A) ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General New York Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from Federal, New York State and New York City income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares which are sold to the public without a sales charge.

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $18,139, during the period ended May 31, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

                                                             The Fund  17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund has an unused capital loss carryover of approximately $58,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, $39,000 of the carryover expires in fiscal 2002 and $19,000 expires in fiscal 2003.

At May 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2001, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate of .20 of 1% of the value of the average daily net assets. During the period ended May 31, 2001, Class B shares were charged $39,945 pursuant to the Class B Distribution Plan.

18

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2001, Class A shares were charged $81,001 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The
Distributor   determines   the   amounts   to   be   paid  to  Service  Agents.

The Manager had undertaken from December 1, 2000 through May 31, 2001, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded .98 of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Class B Shareholder Services Plan. During the period ended May 31, 2001 Class B shares were charged $49,931, of which $14,185 was reimbursed by the Manager.

                                                             The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2001, the fund was charged $48,990 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Boards members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

20


                                                           For More Information

                        General New York Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &

                        Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  574SA0501